SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciled Class A ordinary share of reflected in balance sheet

Gross Proceeds from IPO	$230,000,000
Proceeds allocated to Public Warrants	(7,475,000)
Issuance costs related to Class A ordinary shares	(16,099,160)
Accretion of carrying value to redemption value	28,178,166
Ending Balance, December 31, 2021	$234,604,006
Accretion of carrying value to redemption value	3,383,887
Ending Balance, December 31, 2022	$237,987,893
Redemptions	(206,479,033)
Accretion of carrying value to redemption value	1,549,190
Ending Balance, March 31, 2023	$33,058,050

	December 31,	December 31,
	2022	2021
Gross Proceeds	$230,000,000	$230,000,000
Less:
Proceeds allocated to Public Warrants	(7,475,000)	(7,475,000)
Issuance costs related to Class A ordinary shares	(16,099,160)	(16,099,160)
Plus:
Accretion of carrying value to redemption value	31,562,053	28,178,166
Class A ordinary shares subject to possible redemption	$237,987,893	$234,604,006

Schedule of basic and diluted net loss per ordinary share

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the three months ended
	March 31, 2023
		Non-
	Redeemable	redeemable
	Class A	Class A and B
	ordinary	ordinary
	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(27,343)	$(31,508)
Denominator:
Basic and diluted weighted average shares outstanding	7,905,891	9,110,000
Basic and diluted net loss per ordinary share	$(0.00)	$(0.00)

	For the three months ended
	March 31, 2022
		Non-
	Redeemable	redeemable
	Class A	Class A and B
	ordinary	ordinary
	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(1,979,816)	$(784,179)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	9,110,000
Basic and diluted net loss per ordinary share	$(0.09)	$(0.09)

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2022		2021
	Redeemable	Non-redeemable	Redeemable	Non-Redeemable
	Class A	Class A and B	Class A	Class A and B
	Ordinary	Ordinary	Ordinary	Ordinary
	shares	shares	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(3,313,410)	$(1,312,398)	$(92,869)	$(136,361)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	9,110,000	5,102,113	8,285,141
Basic and diluted net loss per ordinary share	$(0.14)	$(0.14)	$(0.02)	$(0.02)